Note 14 - Financial Instruments - Changes in Fair Value of Level 3 Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Closing balance	$ 66	$ 609
Closing balance	0	66
Class B Warrants [Member]
Change in fair value of Class B Warrants, included in Gain/(Loss) on derivative financial instruments in the consolidated statements of comprehensive (loss)/income	$ (66)	$ (543)